SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2023
Disclosure Of Nonadjusting Events After Reporting Period Abstract
SUBSEQUENT EVENTS [Text Block]

19.       Subsequent Events

In February 2024, a total of 1,700,000 stock options were issued by the Company to management, directors, employees, and consultants. Each such stock option entitles the holder to purchase one common share of the Company at an exercise price of Cdn$0.40. 1,300,000 of those stock options have a five year term, 300,000 have an 18 month term and 100,000 have a three year term.